Related Party Transaction (Details) - Schedule of Related Parties	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Siu Ping Lo [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company	Responsible officer of YeeTah	Responsible officer of YeeTah
Huihe Zheng [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company
YeeTah Financial Group Co., Ltd. (“YeeTah Financial”) [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company		A company previously controlled by Siu Ping Lo
Ouya Properties Group Ltd. (“OPG”) [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company	A company controlled by Huihe Zheng	A company controlled by Huihe Zheng